ASSETS HELD-FOR-SALE AND NON-CURRENT ASSETS SOLD DURING THE PERIOD (Detail Textuals) - Non-current assets held for sale $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019 Vessel	Mar. 31, 2019 Vessel	Jun. 30, 2019 USD ($) Vessel
Disclosure Of Information About Non Current Assets Held For Sale [Line Items]
Number of additional sold vessels | Vessel			3
Number of vessels delivered to new owner | Vessel	1	2
Profit from sale of vessels | $			$ 0.3
Impairment on sold or held-for-sale vessels | $			$ 2.7